Ivy Limited-Term Bond Fund
Ivy Limited-Term Bond Fund
Objective
To seek to provide current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 207 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 125 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Limited-Term Bond Fund (USD $)	Class A		Class B		Class C		Class E		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		none		none		2.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	1.00%	[1]	none	none	none
Maximum Account Fee	none	[2]	none	[2]	none	[2]	20	[2]	none	none	none
[1]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A, Class B and Class C shares, if your account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of September each year thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Limited-Term Bond Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.19%	0.27%	0.17%	0.31%	0.20%	0.27%	0.20%
Total Annual Fund Operating Expenses		0.88%	1.71%	1.61%	1.00%	0.64%	1.21%	0.89%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	none	none	none	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.88%	1.71%	1.61%	1.00%	0.64%	1.21%	0.88%
[1]	Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund's Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2014, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Limited-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	338	524	725	1,307
Class B Shares	574	839	1,028	1,799
Class C Shares	164	508	876	1,911
Class E Shares	369	620	889	1,644
Class I Shares	65	205	357	798
Class R Shares	123	384	665	1,466
Class Y Shares	90	283	492	1,095

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Limited-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	338	524	725	1,307
Class B Shares	174	539	928	1,799
Class C Shares	164	508	876	1,911
Class E Shares	369	620	889	1,644
Class I Shares	65	205	357	798
Class R Shares	123	384	665	1,466
Class Y Shares	90	283	492	1,095

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
Ivy Limited-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, U.S. dollar-denominated, debt securities of primarily U.S. issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. Although the Fund primarily invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

Investment grade debt securities include bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation. Within a sector, IICO typically considers the security’s current coupon, the maturity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. IICO may also sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown on the chart, the highest quarterly return was 4.52% (the fourth quarter of 2008) and the lowest quarterly return was -1.62% (the second quarter of 2004). The Class A return for the year through June 30, 2013 was -1.62%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Ivy Limited-Term Bond Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	0.10%	3.98%	3.43%
Class A Return After Taxes on Distributions	(0.55%)	3.02%	2.40%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.34%	3.02%	2.48%
Class B	(2.17%)	3.47%	2.80%
Class C	1.92%	3.74%	2.86%
Class E	2.56%	3.99%		4.27%	Apr. 02, 2007
Class I	2.93%	4.80%		5.14%	Apr. 02, 2007
Class R				0.13%	Dec. 19, 2012
Class Y	2.67%	4.52%	3.76%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	2.24%	3.83%	3.72%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	4.90%	4.74%	3.94%